Selected Operating Expenses and Additional Information - Personnel Expenses for All Payroll Employees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation Related Costs [Abstract]
Wages and salaries	€ 1,492.8	€ 1,279.6	€ 1,165.4
Social security expenses	119.6	103.8	92.9
Pension and retirement expenses	100.8	85.7	79.7
Share-based payments	53.1	47.7	59.0
Personnel expenses	€ 1,766.3	€ 1,516.8	€ 1,397.0